CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net earnings for the year	$ 1,501	$ 2,069
Adjustments to reconcile net earnings to net cash provided by operating activities:
Noncash compensation expense	188	154
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(313)	(22)
Other liabilities	(88)	42
Net cash provided by operating activities	1,446	3,096
Cash flows from financing activities:
Dividends paid on common stock	(1,480)	(1,385)
Repurchase of treasury shares	0	(698)
Net cash used in financing activities	(5,907)	(5,794)
Net increase (decrease) in cash and cash equivalents	(527)	2,124
Beginning cash and cash equivalents	13,635	11,511
Ending cash and cash equivalents	13,108	13,635
Parent Company [Member]
Cash flows from operating activities:
Net earnings for the year	1,501	2,069
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	307	(815)
Noncash compensation expense	188	187
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(4)	59
Other liabilities	(136)	140
Net cash provided by operating activities	1,856	1,640
Cash flows from financing activities:
Dividends paid on common stock	(1,480)	(1,385)
Repurchase of treasury shares	0	(698)
Net cash used in financing activities	(1,480)	(2,083)
Net increase (decrease) in cash and cash equivalents	376	(443)
Beginning cash and cash equivalents	1,572	2,015
Ending cash and cash equivalents	$ 1,948	$ 1,572